STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS

NOTE 15 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan”), our 2021 Equity Incentive Plan in September 2021 (“2021 Plan”), our 2022 Equity Incentive Plan in November 2022, our 2023 Equity Incentive Plan in October 2023 (“2023 Plan”), and our 2024 Equity Incentive Plan in May 2024 (“2024 Plan”, and together with the 2014 Plan, 2015 Plan, 2016 Plan, 2017 Plan, 2018 Plan, 2021 Plan, 2022 Plan, and 2023 Plan, the “Plans”). The Plans are identical, except for the number of shares reserved for issuance under each. In July 2024, shareholders amended our 2024 Plan to increase the number of shares reserved for issuance thereunder by 27,091 to a total of 27,273 shares. As of June 30, 2026, the Company had granted an aggregate of 13,969 securities under the Plans since inception, with 13,387 shares available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our subsidiaries’ employees, and for the grant of stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option pricing model with a volatility figure derived from historical data. The Company accounts for the expected life of options based on the contractual life of the options.

There were no options issued during the three or six months ended June 30, 2026.

A summary of the stock option activity for the six months ended June 30, 2026 is as follows:

		Weighted-Average	Weighted-Average Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2025	206	$3,723,473	0.99	$-
Exercisable at December 31, 2025	206	$3,723,473	0.99	$-
Granted	-	-
Exercised	-	-
Forfeiture/Cancelled	(40)	$4,492,125
Outstanding at June 30, 2026	166	$3,538,256	0.74	$-
Exercisable at June 30, 2026	166	$3,538,256	0.74	$-

Exercise	Number of	Remaining	Number of
Price	Options	Life In Years	Options Exercisable
$378,500 – 1,237,500	22	2.10	22
$1,237,501 – 2,475,000	9	1.20	9
$2,475,001 – 3,712,500	32	0.26	32
$3,712,501 – 4,950,000	83	0.56	83
$4,950,001 – 5,296,500	20	0.53	20

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price less than the Company’s stock price of $2.96 as of June 30, 2026, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options that vested during the three months ended June 30, 2026 and 2025 was $0 and $0, respectively. Unrecognized compensation expense was $0 as of June 30, 2026.

NOTE 17 – STOCK OPTIONS

Our stockholders approved our 2014 Equity Incentive Plan in June 2014 (the “2014 Plan”), our 2015 Equity Incentive Plan in December 2015 (the “2015 Plan”), our 2016 Equity Incentive Plan in October 2016 (“2016 Plan”), our 2017 Equity Incentive Plan in December 2016 (“2017 Plan”), our 2018 Equity Incentive Plan in June 2018 (the “2018 Plan”), our 2021 Equity Incentive Plan in September 2021 (“2021 Plan”), our 2022 Equity Incentive Plan in November 2022, our 2023 Equity Incentive Plan in October 2023 (“2023 Plan”), and our 2024 Equity Incentive Plan in May 2024 (“2024 Plan”, and together with the 2014 Plan, 2015 Plan, 2016 Plan, 2017 Plan, 2018 Plan, 2021 Plan, 2022 Plan, and 2023 Plan, the “Plans”). The Plans are identical, except for the number of shares reserved for issuance under each. In July 2024, shareholders amended our 2024 Plan to increase the number of shares reserved for issuance thereunder by 27,091 to a total of 27,273 shares. As of December 31, 2025, the Company had granted an aggregate of 13,970 securities under the Plans since inception, with 13,388 shares available for future issuances.

The Plans provide for the grant of incentive stock options to our employees and our subsidiaries’ employees, and for the grant of stock options, stock bonus awards, restricted stock awards, performance stock awards and other forms of stock compensation to our employees, including officers, consultants and directors. The Prior Plans also provide that the grant of performance stock awards may be paid out in cash as determined by the committee administering the Prior Plans.

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option pricing model with a volatility figure derived from historical data. The Company accounts for the expected life of options based on the contractual life of the options.

A summary of the stock option activity for the years ended December 31, 2025 and 2024 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2024	220	$2,723,710	2.47	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	(14)	2,475,000
Outstanding at December 31, 2025	206	$3,723,473	0.99	$-
Exercisable at December 31, 2025	206	$3,723,473	0.99	$-

Exercise	Number of	Remaining	Number of
Price	Options	Life In Years	Options Exercisable
$378,500 – 1,237,500	22	2.60	22
1,237,501 – 2,475,000	9	1.70	9
2,475,001 – 3,712,500	35	0.63	35
3,712,501 – 4,950,000	112	0.77	112
4,950,001 – 5,296,500	28	0.79	28

The aggregate intrinsic value of outstanding stock options was $0, based on options with an exercise price greater than the Company’s stock price of $5.24 as of December 31, 2025, which would have been received by the option holders had those option holders exercised their options as of that date.

The fair value of all options that vested during the year ended December 31, 2025 and 2024 was $0 and $0, respectively. Unrecognized compensation expense was $0 as of December 31, 2025.